Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	EUROPACIFIC GROWTH FUND
Central Index Key	0000719603
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
EUROPACIFIC GROWTH FUND® | Class A
Prospectus:
Trading Symbol	AEPGX
EUROPACIFIC GROWTH FUND® | Class R-1
Prospectus:
Trading Symbol	RERAX
EUROPACIFIC GROWTH FUND® | Class R-2
Prospectus:
Trading Symbol	RERBX
EUROPACIFIC GROWTH FUND® | Class R-3
Prospectus:
Trading Symbol	RERCX
EUROPACIFIC GROWTH FUND® | Class R-4
Prospectus:
Trading Symbol	REREX
EUROPACIFIC GROWTH FUND® | Class R-5
Prospectus:
Trading Symbol	RERFX
EUROPACIFIC GROWTH FUND® | Class B
Prospectus:
Trading Symbol	AEGBX
EUROPACIFIC GROWTH FUND® | Class C
Prospectus:
Trading Symbol	AEPCX
EUROPACIFIC GROWTH FUND® | Class F-1
Prospectus:
Trading Symbol	AEGFX
EUROPACIFIC GROWTH FUND® | Class 529-A
Prospectus:
Trading Symbol	CEUAX
EUROPACIFIC GROWTH FUND® | Class 529-B
Prospectus:
Trading Symbol	CEUBX
EUROPACIFIC GROWTH FUND® | Class 529-C
Prospectus:
Trading Symbol	CEUCX
EUROPACIFIC GROWTH FUND® | Class 529-E
Prospectus:
Trading Symbol	CEUEX
EUROPACIFIC GROWTH FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CEUFX
EUROPACIFIC GROWTH FUND® | Class F-2
Prospectus:
Trading Symbol	AEPFX
EUROPACIFIC GROWTH FUND® | Class R-6
Prospectus:
Trading Symbol	RERGX
EUROPACIFIC GROWTH FUND® | Class R-2E
Prospectus:
Trading Symbol	REEBX
EUROPACIFIC GROWTH FUND® | Class R-5E
Prospectus:
Trading Symbol	RERHX
EUROPACIFIC GROWTH FUND® | Class F-3
Prospectus:
Trading Symbol	FEUPX
EUROPACIFIC GROWTH FUND® | Class 529-T
Prospectus:
Trading Symbol	TEUGX
EUROPACIFIC GROWTH FUND® | Class T
Prospectus:
Trading Symbol	TEUPX